Goodwill and other intangible assets (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure
Carrying Amount of Goodwill by Reportable Segments and Corporate Group
2015
			Purchase
	Balance at	Goodwill on	accounting	Balance at
(In thousands)	January 1, 2015	acquisition	adjustments	December 31,2015
Banco Popular de Puerto Rico	$250,109	$3,899	$26,213	$280,221
Banco Popular North America	215,567	38,735	91,865	346,167
Total Popular, Inc.	$465,676	$42,634	$118,078	$626,388

2014
				Goodwill
				written-off
			Purchase	related to
	Balance at	Goodwill on	accounting	discontinued	Balance at
(In thousands)	January 1, 2014	acquisition	adjustments	operations	December 31, 2014
Banco Popular de Puerto Rico	$245,679	$4,430	$-	$-	$250,109
Banco Popular North America	402,078	-	-	(186,511)	215,567
Total Popular, Inc.	$647,757	$4,430	$-	$(186,511)	$465,676

December 31, 2015

	Balance at		Balance at	Balance at		Balance at
	January 1,	Accumulated	January 1,	December 31,	Accumulated	December 31,
	2015	impairment	2015	2015	impairment	2015
(In thousands)	(gross amounts)	losses	(net amounts)	(gross amounts)	losses	(net amounts)
Banco Popular de Puerto Rico	$250,109	$-	$250,109	$280,221	$-	$280,221
Banco Popular North America	379,978	164,411	215,567	510,578	164,411	346,167
Total Popular, Inc.	$630,087	$164,411	$465,676	$790,799	$164,411	$626,388

December 31, 2014

	Balance at		Balance at	Balance at		Balance at
	January 1,	Accumulated	January 1,	December 31,	Accumulated	December 31,
	2014	impairment	2014	2014	impairment	2014
(In thousands)	(gross amounts)	losses	(net amounts)	(gross amounts)	losses	(net amounts)
Banco Popular de Puerto Rico	$245,679	$-	$245,679	$250,109	$-	$250,109
Banco Popular North America	566,489	164,411	402,078	379,978	164,411	215,567
Total Popular, Inc.	$812,168	$164,411	$647,757	$630,087	$164,411	$465,676

Schedule Of Finite Lived Intangible Assets By Major Class Text Block
	Gross		Net
	Carrying	Accumulated	Carrying
(In thousands)	Amount	Amortization	Value
December 31, 2015
Core deposits	$63,539	$38,464	$25,075
Other customer relationships	37,665	10,745	26,920
Total other intangible assets	$101,204	$49,209	$51,995
December 31, 2014
Core deposits	$50,679	$32,006	$18,673
Other customer relationships	19,452	6,644	12,808
Total other intangible assets	$70,131	$38,650	$31,481

Schedule Of Expected Amortization Expense Table Text Block
(In thousands)
Year 2016	$12,338
Year 2017	9,589
Year 2018	9,497
Year 2019	9,253
Year 2020	5,055